Loan Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loan Payable

11. Loan payable

During the year ended December 31, 2020 the Company received loans of $32,439, $10,000 and $108,000 from a unrelated third party with an interest rate of 10% per annum with a maturity date of December 31, July 22 and August 31, 2021, respectively. During the three months ended March 31, 2021 the Company agreed to repay the outstanding principal and interest through the issuance of 1,240,111 common shares at $0.09 per share. As of March 31, 2021, the Company accrued interest of $1,319 (2020 - $0). As of the date of the settlement agreement the Company had $150,439 principal and $7,336 interest outstanding, resulting in the Company recognizing a gain on settlement of $46,176 for the three month period ended March 31, 2021. The 1,240,111 common shares were issued subsequent to period end.

During the year ended December 31, 2020 the Company received $28,387 ($40,000 CDN) interest free from the Government of Canada as part of the COVID-19 small business relief program. Repaying the balance of the loan on or before December 31, 2022 will result in loan forgiveness of 25 percent.  As of March 31, 2021 loan payable outstanding is $28,387 ($40,000 CDN).

20. Loan Payable

During the year ended December 31, 2020, the Company received a loan of $32,439, $10,000 and $108,000 from a unrelated third party with an interest rate of 10% per annum with a maturity date of December 31, July 22 and August 31, 2021 respectively. Subsequent to the year ended December 31, 2020 the Company agreed to repay the outstanding principal and interest through the issuance of 1,850,000 shares of common stock at $0.09 per share.

During the year ended December 31, 2020, the Company received $28,397 ($40,000 CDN) interest free from the Government of Canada as part of the COVID-19 small business relief program. Repaying the balance of the loan on or before December 31, 2022 will result in loan forgiveness of 25%.

As of December 31, 2020, the Company accrued interest of $6,018.